Recast Segment Information	Apr. 26, 2022
Accounting Changes and Error Corrections [Abstract]
Segment Reporting Disclosure
CHURCHILL DOWNS INCORPORATED
Recast Segment Operating Results
(unaudited)

	Three Months Ended				Year Ended December 31,
(in millions)	March 31, 2021	June 30, 2021	September 30, 2021	December 31, 2021	2021	2020
Net revenue:
Live and Historical Racing	$63.2	$175.9	$79.7	$90.3	$409.1	$169.6
TwinSpires	103.5	140.8	107.5	99.6	451.4	430.1
Gaming	152.0	186.0	185.3	172.1	695.4	435.3
All Other	5.6	12.4	20.5	2.8	41.3	19.0
Total net revenue	324.3	515.1	393.0	364.8	1,597.2	1,054.0
Operating expense:
Live and Historical Racing	54.7	100.3	62.3	71.6	288.9	179.0
TwinSpires	77.5	102.1	83.0	83.2	345.8	293.1
Gaming	106.3	121.0	127.7	121.3	476.3	357.9
All Other	8.8	11.7	14.3	5.3	40.1	30.5
Selling, general and administrative expense	30.2	33.4	36.1	38.8	138.5	114.8
Asset impairments	—	11.2	—	4.1	15.3	17.5
Transaction expense, net	0.1	—	2.0	5.8	7.9	1.0
Total operating expense	277.6	379.7	325.4	330.1	1,312.8	993.8
Operating income	$46.7	$135.4	$67.6	$34.7	$284.4	$60.2
NOTE: There were no changes to line items in our consolidated statements of comprehensive income (loss) below operating income for any annual or interim period.